Hartford Funds Exchange-Traded Trust
690 Lee Road

Wayne, PA 19087

December 1, 2017

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Hartford Funds Exchange-Traded Trust (the “Trust”) (SEC File Nos. 333-215165 and 811-23222)

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectus and statement of additional information being used in connection with the offering of shares of Hartford Corporate Bond ETF and Hartford Quality Bond ETF, series of the Trust, under Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify the following pursuant to Rule 497(j) under the Securities Act:

1.	that the form of prospectus and statement of additional information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 14 to the Trust’s registration statement (the “Amendment”) filed on November 28, 2017; and

2.	that the text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on November 28, 2017.

No fees are required in connection with this filing. If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 610-386-1844.

Sincerely,

/s/ Alice A. Pellegrino

Alice A. Pellegrino

Assistant Secretary

cc: John V. O’Hanlon, Esq.